GENERAL INFORMATION AND BASIS OF PREPARATION - Narrative (Details)	6 Months Ended
Jun. 30, 2023 € / shares
Disclosure of changes in reporting period [Line Items]
Number of days in selling week	5 days
Ordinary shares
Disclosure of changes in reporting period [Line Items]
Par value per share (in EUR per share)	€ 0.01